Northern Lights Fund Trust

Altegris/AACA Opportunistic Real Estate Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris/AACA Opportunistic Real Estate Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 3, 2019 (SEC Accession No. 0001580642-19-002284